PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
Schedule of movements in property and equipment and related accumulated depreciation

The movements in property and equipment and related accumulated depreciation during the years ended 31 December 2025 and 2024 were as follows:

	1 January			31 December
	2025	Additions	Disposals	2025

Cost:
Vehicles	140,716	787	(5,185)	136,318
Furniture and fixtures (*)	2,209,961	355,469	(43,794)	2,521,636
Leasehold improvements	494,567	70,594	—	565,161

Total	2,845,244	426,850	(48,979)	3,223,115

Accumulated depreciation:
Vehicles	(79,589)	(26,018)	3,098	(102,509)
Furniture and fixtures	(1,297,873)	(331,972)	38,526	(1,591,319)
Leasehold improvements	(379,526)	(62,284)	—	(441,810)

Total	(1,756,988)	(420,274)	41,624	(2,135,638)

Net book value	1,088,256			1,087,477

(*)Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Vehicles	136,892	3,824	—	140,716
Furniture and fixtures (*)	1,782,969	490,499	(63,507)	2,209,961
Leasehold improvements	433,926	60,641	—	494,567

Total	2,353,787	554,964	(63,507)	2,845,244

Accumulated depreciation:
Vehicles	(52,492)	(27,097)	—	(79,589)
Furniture and fixtures	(1,032,747)	(309,277)	44,151	(1,297,873)
Leasehold improvements	(318,462)	(61,064)	—	(379,526)

Total	(1,403,701)	(397,438)	44,151	(1,756,988)

Net book value	950,086			1,088,256

(*)Addition of furniture and fixtures mainly comprise of purchased computers, servers and machine equipment investments in the Group’s operation center.